Loss per share - basic and diluted (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options and warrants outstanding [Abstract]
Number of share options and warrants outstanding (in shares)	28,065,710	32,023,535
As Adjusted [Member]
Share options and warrants outstanding [Abstract]
Number of share options and warrants outstanding (in shares)			7,069,180